Other Long-Lived Assets (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Schedule of Other Assets [Line Items]
Others	¥ 1,879,021	$ 290,071	¥ 453,573
Total	¥ 1,879,021	$ 290,071	8,348,409
World of Warcraft Game Points Refund Agent
Schedule of Other Assets [Line Items]
Long-term receivable, non current			¥ 7,894,836